December 31, 2002	• •	Pacific Select Fund Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company

Annual

          Reports

PACIFIC SELECT

TABLE OF CONTENTS

PACIFIC SELECT FUND

Chairman’s Letter	A-1
Performance Discussion	A-2
Schedules of Investments and Notes	B-1
Financial Statements:
Statements of Assets and Liabilities	C-1
Statements of Operations	C-5
Statements of Changes in Net Assets	C-9
Financial Highlights	D-1
Notes to Financial Statements	E-1
Independent Auditors’ Report	F-1
Trustees and Officers Information	F-2

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
(In thousands)

	Blue Chip Variable Account	Aggressive Growth Variable Account	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account

ASSETS

Investments:

Blue Chip Portfolio	$75,259

Aggressive Growth Portfolio		$3,204

Emerging Markets Portfolio			$28,415

Diversified Research Portfolio				$22,441

Small-Cap Equity Portfolio					$27,190

International Large-Cap Portfolio						$62,550

I-Net Tollkeeper Portfolio							$4,461

Financial Services Portfolio								$4,853

Receivables:

Due from Pacific Life Insurance Company	—	—	—	20	28	15	—	—

Fund shares redeemed	29	3	46	—	—	—	6	232

Total Assets .	75,288	3,207	28,461	22,461	27,218	62,565	4,467	5,085

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	29	3	46	—	—	—	6	232

Fund shares purchased	—	—	—	20	28	15	—	—

Total Liabilities	29	3	46	20	28	15	6	232

NET ASSETS	$75,259	$3,204	$28,415	$22,441	$27,190	$62,550	$4,461	$4,853

Shares Owned in each Portfolio	12,503	514	4,795	2,785	2,057	12,048	1,621	616

Cost of Investments	$111,794	$3,639	$32,160	$26,878	$34,329	$88,839	$6,656	$5,173

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002

(In thousands)

	Health Sciences Variable Account	Technology Variable Account	Telecom- munications Variable Account	Multi- Strategy Variable Account	Large-Cap Core Variable Account (1)	Strategic Value Variable Account	Growth LT Variable Account	Focused 30 Variable Account

ASSETS

Investments:

Health Sciences Portfolio	$6,011

Technology Portfolio		$3,553

Telecommunications Portfolio			$1,432

Multi-Strategy Portfolio				$105,095

Large-Cap Core Portfolio (1)					$185,196

Strategic Value Portfolio						$6,619

Growth LT Portfolio							$294,557

Focused 30 Portfolio								$3,706

Receivables:

Due from Pacific Life Insurance Company	—	37	—	—	—	—	—	—

Fund shares redeemed	242	—	14	394	108	15	65	2

Total Assets	6,253	3,590	1,446	105,489	185,304	6,634	294,622	3,708

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	242	—	14	394	108	15	65	2

Fund shares purchased	—	37	—	—	—	—	—	—

Total Liabilities	242	37	14	394	108	15	65	2

NET ASSETS	$6,011	$3,553	$1,432	$105,095	$185,196	$6,619	$294,557	$3,706

Shares Owned in each Portfolio	849	1,121	508	8,423	12,435	970	22,520	739

Cost of Investments	$6,595	$4,613	$1,795	$113,780	$217,127	$8,187	$339,420	$5,507

(1) Formerly named Equity Income Variable Account and Equity Income Portfolio.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2002
(In thousands)

	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account	Mid-Cap Growth Variable Account	Global Growth Variable Account	Equity Index Variable Account	Small-Cap Index Variable Account	Real Estate Variable Account (1)

ASSETS

Investments:

Mid-Cap Value Portfolio	$78,822

International Value Portfolio		$202,930

Capital Opportunities Portfolio			$18,866

Mid-Cap Growth Portfolio				$9,146

Global Growth Portfolio					$2,112

Equity Index Portfolio .						$253,107

Small-Cap Index Portfolio							$35,421

Real Estate Portfolio (1)								$35,988

Receivables:

Due from Pacific Life Insurance Company	—	—	—	424	—	—	11	—

Fund shares redeemed	715	185	2,367	—	—	2,414	—	10

Total Assets	79,537	203,115	21,233	9,570	2,112	255,521	35,432	35,998

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	715	185	2,367	—	—	2,414	—	10

Fund shares purchased	—	—	—	424	—	—	11	—

Total Liabilities	715	185	2,367	424	—	2,414	11	10

NET ASSETS	$78,822	$202,930	$18,866	$9,146	$2,112	$253,107	$35,421	$35,988

Shares Owned in each Portfolio	6,921	19,756	3,060	2,127	308	12,107	4,395	2,978

Cost of Investments	$77,088	$263,521	$26,348	$13,077	$2,490	$227,924	$41,255	$31,858

(1) Formerly named REIT Variable Account and REIT Portfolio.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002

(In thousands)

	Inflation Managed Variable Account	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Income Variable Account (1)	Research Variable Account (1)	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account

ASSETS

Investments:

Inflation Managed Portfolio	$196,324

Managed Bond Portfolio		$379,484

Money Market Portfolio			$163,686

High Yield Bond Portfolio				$96,579

Equity Income Portfolio					$14,029

Research Portfolio						$1,973

Equity Portfolio							$70,812

Aggressive Equity Portfolio								$39,478

Large-Cap Value Portfolio									$117,436

Receivables:

Due from Pacific Life Insurance Company	6,745	333	—	—	—	—	—	—	—

Fund shares redeemed	—	—	1,004	120	2,325	—	22	50	486

Total Assets .	203,069	379,817	164,690	96,699	16,354	1,973	70,834	39,528	117,922

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	—	—	1,004	120	2,325	—	22	50	486

Fund shares purchased	6,745	333	—	—	—	—	—	—	—

Total Liabilities	6,745	333	1,004	120	2,325	—	22	50	486

NET ASSETS	$196,324	$379,484	$163,686	$96,579	$14,029	$1,973	$70,812	$39,478	$117,436

Shares Owned in each Portfolio	16,282	32,741	16,225	15,370	1,637	251	5,038	5,746	13,128

Cost of Investments	$172,957	$346,965	$163,118	$116,059	$14,951	$1,996	$98,456	$53,840	$156,944

(1) Operations commenced during 2002 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
(In thousands)

	Blue Chip Variable Account	Aggressive Growth Variable Account	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account

INVESTMENT INCOME

Dividends	$96	$—	$188	$66	$181	$720	$—	$14

EXPENSES

Mortality and expense risk fees	1,127	109	466	290	511	963	65	87

Net Investment Loss .	(1,031)	(109)	(278)	(224)	(330)	(243)	(65)	(73)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(7,264)	(2,896)	(5,289)	(2,626)	(8,513)	(14,702)	(7,512)	(1,106)

Net unrealized appreciation (depreciation) on investments	(21,211)	1,672	4,442	(4,907)	(3,800)	(272)	4,393	(223)

Net Realized and Unrealized Loss on Investments	(28,475)	(1,224)	(847)	(7,533)	(12,313)	(14,974)	(3,119)	(1,329)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($29,506)	($1,333)	($1,125)	($7,757)	($12,643)	($15,217)	($3,184)	($1,402)

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2002
(In thousands)

	Health Sciences Variable Account	Technology Variable Account	Telecom- munications Variable Account	Multi- Strategy Variable Account	Large-Cap Core Variable Account (1)	Strategic Value Variable Account	Growth LT Variable Account	Focused 30 Variable Account

INVESTMENT INCOME

Dividends (2)	$—	$—	$—	$4,007	$1,741	$12	$4,140	$9

EXPENSES

Mortality and expense risk fees	101	48	13	1,662	3,284	127	5,055	72

Net Investment Income (Loss)	(101)	(48)	(13)	2,345	(1,543)	(115)	(915)	(63)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(710)	(2,128)	(841)	(6,311)	(20,851)	(2,368)	(39,081)	(2,355)

Net unrealized appreciation (depreciation) on investments	(1,550)	(562)	27	(18,261)	(75,144)	(442)	(118,708)	231

Net Realized and Unrealized Loss on Investments	(2,260)	(2,690)	(814)	(24,572)	(95,995)	(2,810)	(157,789)	(2,124)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($2,361)	($2,738)	($827)	($22,227)	($97,538)	($2,925)	($158,704)	($2,187)

(1) Formerly named Equity Income Variable Account.

(2)
Pacific Select Fund declared dividends on the Telecommunications Portfolio during 2002. The amount received by the Telecommunications Variable Account was $64 for the year and is not shown on the above Statements of Operations due to rounding.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2002
(In thousands)

	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account	Mid-Cap Growth Variable Account	Global Growth Variable Account	Equity Index Variable Account	Small-Cap Index Variable Account	Real Estate Variable Account (1)

INVESTMENT INCOME

Dividends	$8,028	$2,160	$42	$—	$—	$32,266	$278	$2,362

EXPENSES

Mortality and expense risk fees	1,430	3,217	291	111	34	4,241	446	558

Net Investment Income (Loss)	6,598	(1,057)	(249)	(111)	(34)	28,025	(168)	1,804

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	(6,436)	(35,617)	(5,134)	(2,973)	(399)	2,438	(5,767)	(1,734)

Net unrealized depreciation on investments	(20,121)	(2,512)	(2,664)	(3,289)	(231)	(124,003)	(7,026)	(2,081)

Net Realized and Unrealized Loss on Investments	(26,557)	(38,129)	(7,798)	(6,262)	(630)	(121,565)	(12,793)	(3,815)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($19,959)	($39,186)	($8,047)	($6,373)	($664)	($93,540)	($12,961)	($2,011)

(1) Formerly named REIT Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2002
(In thousands)

	Inflation Managed Variable Account	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Income Variable Account (1)	Research Variable Account (1)	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account

INVESTMENT INCOME

Dividends	$4,010	$22,752	$2,732	$9,635	$143	$6	$326	$—	$1,306

EXPENSES

Mortality and expense risk fees	2,023	5,376	2,439	1,388	120	7	1,304	659	1,826

Net Investment Income (Loss)	1,987	17,376	293	8,247	23	(1)	(978)	(659)	(520)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	420	3,884	93	(16,829)	(1,172)	(54)	(19,205)	(8,185)	(11,966)

Net unrealized appreciation (depreciation) on investments	18,685	16,880	(71)	3,511	(922)	(23)	(15,154)	(9,248)	(28,233)

Net Realized and Unrealized Gain (Loss) on Investments	19,105	20,764	22	(13,318)	(2,094)	(77)	(34,359)	(17,433)	(40,199)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,092	$38,140	$315	($5,071)	($2,071)	($78)	($35,337)	($18,092)	($40,719)

(1) Operations commenced during 2002 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002
(In thousands)

	Blue Chip Variable Account	Aggressive Growth Variable Account	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment loss .	($1,031)	($109)	($278)	($224)	($330)	($243)	($65)	($73)

Net realized loss from security transactions	(7,264)	(2,896)	(5,289)	(2,626)	(8,513)	(14,702)	(7,512)	(1,106)

Net unrealized appreciation (depreciation) on investments	(21,211)	1,672	4,442	(4,907)	(3,800)	(272)	4,393	(223)

Net Decrease in Net Assets Resulting from Operations	(29,506)	(1,333)	(1,125)	(7,757)	(12,643)	(15,217)	(3,184)	(1,402)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	1,472	175	442	304	480	1,085	67	92

Transfers between variable accounts, net	6,195	(12,497)	(7,046)	4,481	(2,032)	(8,756)	(1,047)	(225)

Transfers—policy charges and deductions	(719)	(96)	(322)	(132)	(355)	(616)	(43)	(33)

Transfers—surrenders	(11,655)	(1,018)	(5,799)	(3,456)	(6,200)	(9,677)	(505)	(1,126)

Transfers—other .	(2)	1	1	2	1	3	—	7

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(4,709)	(13,435)	(12,724)	1,199	(8,106)	(17,961)	(1,528)	(1,285)

NET DECREASE IN NET ASSETS	(34,215)	(14,768)	(13,849)	(6,558)	(20,749)	(33,178)	(4,712)	(2,687)

NET ASSETS

Beginning of Year	109,474	17,972	42,264	28,999	47,939	95,728	9,173	7,540

End of Year	$75,259	$3,204	$28,415	$22,441	$27,190	$62,550	$4,461	$4,853

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2002
(In thousands)

	Health Sciences Variable Account	Technology Variable Account	Telecom- munications Variable Account	Multi- Strategy Variable Account	Large-Cap Core Variable Account (1)	Strategic Value Variable Account	Growth LT Variable Account	Focused 30 Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss) .	($101)	($48)	($13)	$2,345	($1,543)	($115)	($915)	($63)

Net realized loss from security transactions	(710)	(2,128)	(841)	(6,311)	(20,851)	(2,368)	(39,081)	(2,355)

Net unrealized appreciation (depreciation) on investments	(1,550)	(562)	27	(18,261)	(75,144)	(442)	(118,708)	231

Net Decrease in Net Assets Resulting from Operations	(2,361)	(2,738)	(827)	(22,227)	(97,538)	(2,925)	(158,704)	(2,187)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	107	49	28	789	2,052	64	3,550	35

Transfers between variable accounts, net	(647)	799	725	(18,744)	(45,136)	(1,119)	(57,375)	(2,116)

Transfers—policy charges and deductions	(60)	(22)	(2)	(2,109)	(3,508)	(101)	(4,233)	(63)

Transfers—surrenders	(1,301)	(689)	(188)	(19,150)	(37,664)	(1,549)	(59,334)	(897)

Transfers—other	—	2	—	(2)	(3)	15	22	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,901)	139	563	(39,216)	(84,259)	(2,690)	(117,370)	(3,041)

NET DECREASE IN NET ASSETS	(4,262)	(2,599)	(264)	(61,443)	(181,797)	(5,615)	(276,074)	(5,228)

NET ASSETS

Beginning of Year	10,273	6,152	1,696	166,538	366,993	12,234	570,631	8,934

End of Year	$6,011	$3,553	$1,432	$105,095	$185,196	$6,619	$294,557	$3,706

(1) Formerly named Equity Income Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2002
(In thousands)

	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account	Mid-Cap Growth Variable Account	Global Growth Variable Account	Equity Index Variable Account	Small-Cap Index Variable Account	Real Estate Variable Account (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	$6,598	($1,057)	($249)	($111)	($34)	$28,025	($168)	$1,804

Net realized gain (loss) from security transactions	(6,436)	(35,617)	(5,134)	(2,973)	(399)	2,438	(5,767)	(1,734)

Net unrealized depreciation on investments	(20,121)	(2,512)	(2,664)	(3,289)	(231)	(124,003)	(7,026)	(2,081)

Net Decrease in Net Assets Resulting from Operations	(19,959)	(39,186)	(8,047)	(6,373)	(664)	(93,540)	(12,961)	(2,011)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	1,591	2,963	498	162	60	3,021	537	538

Transfers between variable accounts, net	(20,113)	(33,527)	(1,548)	4,691	387	(43,726)	26,230	4,205

Transfers—policy charges and deductions	(1,014)	(2,749)	(186)	(60)	(27)	(3,770)	(275)	(330)

Transfers—surrenders	(18,313)	(36,059)	(2,663)	(1,337)	(404)	(47,579)	(4,747)	(6,891)

Transfers—other	8	—	—	(1)	1	(9)	2	7

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(37,841)	(69,372)	(3,899)	3,455	17	(92,063)	21,747	(2,471)

NET INCREASE (DECREASE) IN NET ASSETS	(57,800)	(108,558)	(11,946)	(2,918)	(647)	(185,603)	8,786	(4,482)

NET ASSETS

Beginning of Year	136,622	311,488	30,812	12,064	2,759	438,710	26,635	40,470

End of Year	$78,822	$202,930	$18,866	$9,146	$2,112	$253,107	$35,421	$35,988

(1) Formerly named REIT Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2002
(In thousands)

	Inflation Managed Variable Account	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Income Variable Account (1)	Research Variable Account (1)	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	$1,987	$17,376	$293	$8,247	$23	($1)	($978)	($659)	($520)

Net realized gain (loss) from security transactions	420	3,884	93	(16,829)	(1,172)	(54)	(19,205)	(8,185)	(11,966)

Net unrealized appreciation (depreciation) on investments	18,685	16,880	(71)	3,511	(922)	(23)	(15,154)	(9,248)	(28,233)

Net Increase (Decrease) in Net Assets Resulting from Operations	21,092	38,140	315	(5,071)	(2,071)	(78)	(35,337)	(18,092)	(40,719)

INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS

Transfer of net premiums	1,535	4,554	3,866	991	183	13	946	603	2,145

Transfers between variable accounts, net	89,123	(86,825)	32,147	(9,434)	18,086	2,115	(21,327)	5,903	(4,196)

Transfers—policy charges and deductions	(1,932)	(5,437)	(4,556)	(1,659)	(117)	(12)	(1,235)	(554)	(1,186)

Transfers—surrenders	(28,607)	(65,776)	(89,397)	(19,220)	(2,056)	(65)	(15,135)	(8,185)	(20,306)

Transfers—other	5	(2)	—	(17)	4	—	(11)	5	17

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	60,124	(153,486)	(57,940)	(29,339)	16,100	2,051	(36,762)	(2,228)	(23,526)

NET INCREASE (DECREASE) IN NET ASSETS	81,216	(115,346)	(57,625)	(34,410)	14,029	1,973	(72,099)	(20,320)	(64,245)

NET ASSETS

Beginning of Year	115,108	494,830	221,311	130,989	—	—	142,911	59,798	181,681

End of Year	$196,324	$379,484	$163,686	$96,579	$14,029	$1,973	$70,812	$39,478	$117,436

(1) Operations commenced during 2002 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Blue Chip Variable Account (1)	Aggressive Growth Variable Account (1)	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($829)	($159)	($556)	($254)	$6,882	($386)	($172)	($47)

Net realized loss from security transactions	(1,213)	(689)	(11,419)	(816)	(15,589)	(8,860)	(8,502)	(278)

Net unrealized appreciation (depreciation) on investments	(15,323)	(2,106)	5,116	173	5,801	(12,349)	1,680	(97)

Net Decrease in Net Assets

Resulting from Operations	(17,365)	(2,954)	(6,859)	(897)	(2,906)	(21,595)	(6,994)	(422)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	1,841	307	857	792	1,035	2,560	485	269

Transfers between variable accounts, net	131,691	21,746	(1,893)	6,201	(11,700)	33,768	(3,843)	8,363

Transfers—policy charges and deductions	(497)	(69)	(783)	(323)	(578)	(1,032)	(111)	(59)

Transfers—surrenders	(6,194)	(1,062)	(4,271)	(2,260)	(4,333)	(7,947)	(586)	(614)

Transfers—other	(2)	4	24	(5)	(3)	(6)	26	3

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	126,839	20,926	(6,066)	4,405	(15,579)	27,343	(4,029)	7,962

NET INCREASE (DECREASE) IN NET ASSETS	109,474	17,972	(12,925)	3,508	(18,485)	5,748	(11,023)	7,540

NET ASSETS

Beginning of Year	—	—	55,189	25,491	66,424	89,980	20,196	—

End of Year	$109,474	$17,972	$42,264	$28,999	$47,939	$95,728	$9,173	$7,540

(1) Operations commenced on January 2, 2001 for the Blue Chip, Aggressive Growth, and Financial Services Variable Accounts.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Health Sciences Variable Account (1)	Technology Variable Account (1)	Telecom- munications Variable Account (1)	Multi- Strategy Variable Account	Large-Cap Core Variable Account (2)	Strategic Value Variable Account	Growth LT Variable Account	Focused 30 Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($105)	($50)	($20)	$2,588	$2,160	($115)	$115,651	($113)

Net realized loss from security transactions	(382)	(1,882)	(1,052)	(2,469)	(19,429)	(789)	(66,088)	(2,017)

Net unrealized appreciation (depreciation) on investments	967	(497)	(390)	(4,639)	(37,811)	(967)	(350,840)	138

Net Increase (Decrease) in Net Assets Resulting from Operations	480	(2,429)	(1,462)	(4,520)	(55,080)	(1,871)	(301,277)	(1,992)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	345	184	88	1,990	6,508	370	8,737	253

Transfers between variable accounts, net	10,427	9,118	3,377	(12,761)	(187,957)	4,839	(121,037)	721

Transfers—policy charges and deductions	(49)	(76)	(24)	(4,380)	(10,212)	(202)	(15,034)	(142)

Transfers—surrenders	(930)	(646)	(282)	(18,406)	(43,000)	(1,787)	(66,974)	(1,077)

Transfers—other	—	1	(1)	—	19	(3)	123	8

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	9,793	8,581	3,158	(33,557)	(234,642)	3,217	(194,185)	(237)

NET INCREASE (DECREASE) IN NET ASSETS	10,273	6,152	1,696	(38,077)	(289,722)	1,346	(495,462)	(2,229)

NET ASSETS

Beginning of Year	—	—	—	204,615	656,715	10,888	1,066,093	11,163

End of Year	$10,273	$6,152	$1,696	$166,538	$366,993	$12,234	$570,631	$8,934

(1) Operations commenced on January 2, 2001 for the Health Sciences, Technology, and Telecommunications Variable Accounts.

(2) Formerly named Equity Income Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account (1)	Mid-Cap Growth Variable Account (1)	Global Growth Variable Account (1)	Equity Index Variable Account	Small-Cap Index Variable Account	Real Estate Variable Account (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	$2,529	$5,436	($216)	($96)	($24)	$790	$1,532	$928

Net realized gain (loss) from security transactions	(2,824)	(21,165)	(909)	(1,089)	(241)	38,709	17	(202)

Net unrealized appreciation (depreciation) on investments	10,862	(96,385)	(4,817)	(642)	(148)	(128,175)	(877)	1,576

Net Increase (Decrease) in Net Assets Resulting from Operations	10,567	(112,114)	(5,942)	(1,827)	(413)	(88,676)	672	2,302

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	2,795	6,062	541	481	91	7,726	511	784

Transfers between variable accounts, net	53,062	(88,189)	37,742	14,615	3,198	(149,047)	100	2,101

Transfers—policy charges and deductions	(1,278)	(8,204)	(113)	(138)	(14)	(11,207)	(180)	(550)

Transfers—surrenders	(10,606)	(36,085)	(1,421)	(1,080)	(106)	(48,201)	(2,085)	(3,657)

Transfers—other	13	69	5	13	3	11	2	6

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	43,986	(126,347)	36,754	13,891	3,172	(200,718)	(1,652)	(1,316)

NET INCREASE (DECREASE) IN NET ASSETS	54,553	(238,461)	30,812	12,064	2,759	(289,394)	(980)	986

NET ASSETS

Beginning of Year	82,069	549,949	—	—	—	728,104	27,615	39,484

End of Year	$136,622	$311,488	$30,812	$12,064	$2,759	$438,710	$26,635	$40,470

(1) Operations commenced on January 2, 2001 for the Capital Opportunities, Mid-Cap Growth, and Global Growth Variable Accounts.

(2) Formerly named REIT Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Inflation Managed Variable Account	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	$3,329	$18,455	$5,745	$12,743	$8,885	($948)	$4,354

Net realized gain (loss) from security transactions	1,291	(781)	70	(17,134)	(10,872)	(9,034)	(2,443)

Net unrealized appreciation (depreciation) on investments	(139)	9,165	8	4,787	(55,062)	(8,740)	(15,776)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,481	26,839	5,823	396	(57,049)	(18,722)	(13,865)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	2,971	8,294	10,838	2,383	2,360	1,191	2,952

Transfers between variable accounts, net	(34,524)	75,823	86,625	(7,349)	(55,494)	(26,947)	151,176

Transfers—policy charges and deductions	(3,476)	(9,170)	(11,094)	(3,898)	(4,359)	(1,378)	(1,279)

Transfers—surrenders	(17,227)	(46,268)	(87,945)	(15,839)	(18,231)	(7,555)	(13,164)

Transfers—other	12	14	8	3	47	34	7

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(52,244)	28,693	(1,568)	(24,700)	(75,677)	(34,655)	139,692

NET INCREASE (DECREASE) IN NET ASSETS	(47,763)	55,532	4,255	(24,304)	(132,726)	(53,377)	125,827

NET ASSETS

Beginning of Year	162,871	439,298	217,056	155,293	275,637	113,175	55,854

End of Year	$115,108	$494,830	$221,311	$130,989	$142,911	$59,798	$181,681

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

Selected accumulation unit value (AUV), total units outstanding, total net assets, ratios of investment income to average daily net assets, and total returns for the years ended December 31, 2002 and 2001 are shown in the table below. The  ratio of expenses to average daily net assets for each of the Variable Accounts was 1.25% for the years ended  December 31, 2002 and 2001.

For the Year or Period Ended	AUV at End of Year	Number of Units Outstanding	Total Net Assets (in $000’s)	Ratios of Investment Income to Average Net Assets (1)	Total Returns (2)

Blue Chip

2002	$5.88	12,794,576	$75,259	0.11%	(26.86%)

01/02/2001 – 12/31/2001	8.04	13,611,930	109,474	0.11%	(19.58%)

Aggressive Growth

2002	$6.08	527,332	$3,204	0.00%	(23.30%)

01/02/2001 – 12/31/2001	7.92	2,268,467	17,972	0.00%	(20.77%)

Emerging Markets

2002	$5.59	5,080,084	$28,415	0.51%	(4.27%)

2001	5.84	7,233,057	42,264	0.13%	(9.82%)

Diversified Research

2002	$7.83	2,866,659	$22,441	0.29%	(25.14%)

2001	10.46	2,773,119	28,999	0.23%	(3.96%)

Small-Cap Equity

2002	$25.77	1,055,078	$27,190	0.45%	(24.53%)

2001	34.15	1,403,861	47,939	14.91%	(3.77%)

International Large-Cap

2002	$5.09	12,292,762	$62,550	0.94%	(18.65%)

2001	6.25	15,304,319	95,728	0.84%	(19.31%)

I-Net Tollkeeper

2002	$2.66	1,675,888	$4,461	0.00%	(39.38%)

2001	4.39	2,089,045	9,173	0.00%	(34.72%)

Financial Services

2002	$7.72	628,358	$4,853	0.20%	(15.65%)

01/02/2001 – 12/31/2001	9.16	823,451	7,540	0.35%	(8.43%)

Health Sciences

2002	$6.91	870,570	$6,011	0.00%	(24.26%)

01/02/2001 – 12/31/2001	9.12	1,126,834	10,273	0.00%	(8.83%)

Technology

2002	$3.09	1,149,444	$3,553	0.00%	(47.01%)

01/02/2001 – 12/31/2001	5.83	1,054,641	6,152	0.00%	(41.67%)

Telecommunications

2002	$2.75	520,588	$1,432	0.01%	(47.72%)

01/02/2001 – 12/31/2001	5.26	322,367	1,696	0.09%	(47.38%)

Multi-Strategy

2002	$23.89	4,399,716	$105,095	3.02%	(14.15%)

2001	27.82	5,985,636	166,538	2.68%	(2.39%)

Large-Cap Core (3)

2002	$22.07	8,390,555	$185,196	0.67%	(29.29%)

2001	31.22	11,756,550	366,993	1.72%	(10.01%)

Strategic Value

2002	$6.67	992,013	$6,619	0.12%	(23.12%)

2001	8.68	1,409,565	12,234	0.37%	(10.99%)

Growth LT

2002	$22.24	13,242,258	$294,557	1.03%	(29.86%)

2001	31.71	17,994,286	570,631	16.84%	(30.44%)

Focused 30

2002	$4.91	754,441	$3,706	0.16%	(30.29%)

2001	7.05	1,267,953	8,934	0.07%	(14.44%)

Mid-Cap Value

2002	$12.12	6,501,783	$78,822	7.04%	(15.52%)

2001	14.35	9,519,914	136,622	3.42%	11.89%

International Value

2002	$11.81	17,184,202	$202,930	0.84%	(14.98%)

2001	13.89	22,426,166	311,488	2.65%	(22.85%)

See Notes to Financial Statements	See explanation of references on H-2

H-1

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

For the Year or Period Ended	AUV at End of Year	Number of Units Outstanding	Total Net Assets (in $000's)	Ratios of Investment Income to Average Net Assets (1)	Total Returns (2)

Capital Opportunities

2002	$6.03	3,127,234	$18,866	0.18%	(27.69%)

01/02/2001 – 12/31/2001	8.34	3,693,166	30,812	0.17%	(16.57%)

Mid-Cap Growth

2002	$4.19	2,180,363	$9,146	0.00%	(47.69%)

01/02/2001 – 12/31/2001	8.02	1,504,437	12,064	0.00%	(19.81%)

Global Growth

2002	$6.68	316,264	$2,112	0.00%	(20.49%)

01/02/2001 – 12/31/2001	8.40	328,537	2,759	0.00%	(16.03%)

Equity Index

2002	$25.18	10,053,324	$253,107	9.54%	(23.31%)

2001	32.83	13,363,360	438,710	1.40%	(13.25%)

Small-Cap Index

2002	$8.78	4,035,481	$35,421	0.78%	(22.17%)

2001	11.28	2,361,793	26,635	8.50%	0.46%

Real Estate (4)

2002	$13.63	2,639,881	$35,988	5.30%	(1.56%)

2001	13.85	2,922,345	40,470	3.70%	7.19%

Inflation Managed

2002	$23.36	8,405,588	$196,324	2.47%	14.02%

2001	20.48	5,619,239	115,108	3.65%	2.96%

Managed Bond

2002	$24.06	15,775,303	$379,484	5.30%	9.55%

2001	21.96	22,535,629	494,830	5.12%	5.99%

Money Market

2002	$14.83	11,037,212	$163,686	1.40%	0.15%

2001	14.81	14,945,680	221,311	3.71%	2.57%

High Yield Bond

2002	$20.96	4,608,773	$96,579	8.70%	(4.21%)

2001	21.88	5,987,487	130,989	9.73%	0.08%

Equity Income (5)

01/02/2002 – 12/31/2002	$8.54	1,642,668	$14,029	1.48%	(14.60%)

Research (5)

01/02/2002 – 12/31/2002	$7.79	253,435	$1,973	1.05%	(22.13%)

Equity

2002	$13.17	5,374,870	$70,812	0.31%	(27.42%)

2001	18.15	7,872,674	142,911	5.99%	(22.74%)

Aggressive Equity

2002	$7.26	5,437,137	$39,478	0.00%	(26.03%)

2001	9.82	6,092,175	59,798	0.00%	(18.28%)

Large-Cap Value

2002	$9.07	12,940,961	$117,436	0.90%	(23.92%)

2001	11.93	15,232,214	181,681	4.35%	(4.85%)

(1)	The ratios of investment income to average daily net assets are annualized for periods of less than one full year.

(2)	Total returns reflect a deduction for mortality and expense risk charges assessed through the daily accumulation unit value calculation and these charges are assessed at an annual rate of 1.25% of the average daily net assets of each Variable Account as discussed in Note 3 to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are not annualized for periods of less than one full year.

(3)	The Large-Cap Core Variable Account was formerly named Equity Income Variable Account.

(4)	The Real Estate Variable Account was formerly named REIT Variable Account.

(5)	Operations commenced during 2002 (See Note 1 to Financial Statements).

See Notes to Financial Statements

H-2

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Pacific Select Variable Annuity Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2002 is comprised of thirty-three subaccounts called Variable Accounts: the Blue Chip, Aggressive Growth, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecom-munications, Multi-Strategy, Large-Cap Core (formerly Equity Income), Strategic Value, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Index, Small-Cap Index, Real Estate (formerly REIT), Inflation Managed, Managed Bond, Money Market, High Yield Bond, Equity Income, Research, Equity, Aggressive Equity, and Large-Cap Value Variable Accounts. The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the “Fund”), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are included in Sections B through F of this brochure and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account organized and registered with the Securities and Exchange Commission two new Variable Accounts that began operations in 2002: the Equity Income and Research Variable Accounts. Both Variable Accounts commenced operations on January 2, 2002.

The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 30, 1989 and commenced operations on July 24, 1990. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.

The Separate Account held by Pacific Life represents funds from individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The assets of the Separate Account are carried at market value.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

B. Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

During 2002, the Fund declared dividends for each portfolio, except for the Aggressive Growth, I-Net Tollkeeper, Health Sciences, Technology, Mid-Cap Growth, Global Growth, and Aggressive Equity Portfolios. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios.

3. CHARGES AND EXPENSES

Pacific Life charges the Separate Account daily for mortality and expense risks assumed with respect to the Contracts funded by the Separate Account at an annual rate of 1.25% of the average daily net assets of each Variable Account. Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for administrative expenses, contract maintenance, any state premium taxes, and any surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

5. SEPARATE ACCOUNT’S COST OF INVESTMENTS IN THE FUND SHARES

The cost of investments in the Fund shares are determined on an identified cost basis, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk charges (M&E). A reconciliation of total cost and market value of the Separate Account’s investments in the Fund as of December 31, 2002 were as follows (amounts in thousands):

	Variable Accounts

	Blue Chip	Aggressive Growth	Emerging Markets	Diversified Research	Small-Cap Equity	International Large-Cap

Total cost of investments at beginning of year	$124,797	$20,078	$50,451	$28,529	$51,278	$121,745

Add: Total net proceeds from policy and M&E transactions	11,120	3,898	5,772	12,640	11,987	7,651

Reinvested distributions from the Fund:

(a) Dividends from net investment income	96	—	188	66	181	720

(b) Distributions from capital gains	—	—	—	—	—	—

Sub-Total	136,013	23,976	56,411	41,235	63,446	130,116

Less: Cost of investments disposed during the year	24,219	20,337	24,251	14,357	29,117	41,277

Total cost of investments at end of year	111,794	3,639	32,160	26,878	34,329	88,839

Add: Unrealized depreciation	(36,535)	(435)	(3,745)	(4,437)	(7,139)	(26,289)

Total market value of investments at end of year	$75,259	$3,204	$28,415	$22,441	$27,190	$62,550

	I-Net Tollkeeper	Financial Services	Health Sciences	Tech- nology	Telecom- munications	Multi- Strategy

Total cost of investments at beginning of year	$15,762	$7,637	$9,306	$6,649	$2,086	$156,962

Add: Total net proceeds from policy and M&E transactions	2,673	5,998	4,602	3,993	1,313	4,205

Reinvested distributions from the Fund:

(a) Dividends from net investment income	—	14	—	—	—	2,516

(b) Distributions from capital gains	—	—	—	—	—	1,491

Sub-Total	18,435	13,649	13,908	10,642	3,399	165,174

Less: Cost of investments disposed during the year	11,779	8,476	7,313	6,029	1,604	51,394

Total cost of investments at end of year	6,656	5,173	6,595	4,613	1,795	113,780

Add: Unrealized depreciation	(2,195)	(320)	(584)	(1,060)	(363)	(8,685)

Total market value of investments at end of year	$4,461	$4,853	$6,011	$3,553	$1,432	$105,095

	Large-Cap Core (1)	Strategic Value	Growth LT	Focused 30	Mid-Cap Value	International Value

Total cost of investments at beginning of year	$323,780	$13,360	$496,786	$10,966	$114,767	$369,566

Add: Total net proceeds from policy and M&E transactions	4,538	7,206	15,936	795	34,744	34,675

Reinvested distributions from the Fund:

(a) Dividends from net investment income	1,741	12	4,140	9	409	2,160

(b) Distributions from capital gains	—	—	—	—	7,619	—

Sub-Total	330,059	20,578	516,862	11,770	157,539	406,401

Less: Cost of investments disposed during the year	112,932	12,391	177,442	6,263	80,451	142,880

Total cost of investments at end of year	217,127	8,187	339,420	5,507	77,088	263,521

Add: Unrealized depreciation (appreciation)	(31,931)	(1,568)	(44,863)	(1,801)	1,734	(60,591)

Total market value of investments at end of year	$185,196	$6,619	$294,557	$3,706	$78,822	$202,930

	Capital Opportuni- ties	Mid-Cap Growth	Global Growth	Equity Index	Small-Cap Index	Real Estate (2)

Total cost of investments at beginning of year	$35,629	$12,706	$2,907	$289,523	$25,443	$34,259

Add: Total net proceeds from policy and M&E transactions	6,017	7,961	1,494	33,919	49,772	21,819

Reinvested distributions from the Fund:

(a) Dividends from net investment income	42	—	—	4,073	278	1,027

(b) Distributions from capital gains	—	—	—	28,193	—	1,335

Sub-Total	41,688	20,667	4,401	355,708	75,493	58,440

Less: Cost of investments disposed during the year	15,340	7,590	1,911	127,784	34,238	26,582

Total cost of investments at end of year	26,348	13,077	2,490	227,924	41,255	31,858

Add: Unrealized appreciation (depreciation)	(7,482)	(3,931)	(378)	25,183	(5,834)	4,130

Total market value of investments at end of year	$18,866	$9,146	$2,112	$253,107	$35,421	$35,988

(1)	The Large-Cap Core Variable Account was formerly named Equity Income Variable Account.
(2)	The Real Estate Variable Account was formerly named REIT Variable Account.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	Variable Accounts

	Inflation Managed	Managed Bond	Money Market	High Yield Bond	Equity Income (1)	Research (1)	Equity

Total cost of investments at beginning of year	$110,426	$479,190	$220,672	$153,980	$—	$—	$155,400

Add: Total net proceeds from policy and M&E transactions	121,537	12,862	144,244	16,289	22,729	2,549	11,078

Reinvested distributions from the Fund:

(a) Dividends from net investment income	1,786	19,327	2,732	9,635	143	6	326

(b) Distributions from capital gains	2,224	3,425	—	—	—	—	—

Sub-Total	235,973	514,804	367,648	179,904	22,872	2,555	166,804

Less: Cost of investments disposed during the year	63,016	167,839	204,530	63,845	7,921	559	68,348

Total cost of investments at end of year	172,957	346,965	163,118	116,059	14,951	1,996	98,456

Add: Unrealized appreciation (depreciation)	23,367	32,519	568	(19,480)	(922)	(23)	(27,644)

Total market value of investments at end of year	$196,324	$379,484	$163,686	$96,579	$14,029	$1,973	$70,812

	Aggressive Equity	Large-Cap Value

Total cost of investments at beginning of year	$64,911	$192,956

Add: Total net proceeds from policy and M&E transactions	22,723	17,336

Reinvested distributions from the Fund:

(a) Dividends from net investment income	—	1,306

(b) Distributions from capital gains	—	—

Sub-Total	87,634	211,598

Less: Cost of investments disposed during the year	33,794	54,654

Total cost of investments at end of year	53,840	156,944

Add: Unrealized depreciation	(14,362)	(39,508)

Total market value of investments at end of year	$39,478	$117,436

(1)	Operations commenced during 2002 (see Note 1 to Financial Statements).

INDEPENDENT AUDITORS’ REPORT

The Board of Directors

Pacific Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Pacific Select Variable Annuity Separate Account (the “Separate Account”) (comprised of Blue Chip, Aggressive Growth, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Multi-Strategy, Large-Cap Core (formerly Equity Income), Strategic Value, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Index, Small-Cap Index, Real Estate (formerly REIT), Inflation Managed, Managed Bond, Money Market, High Yield Bond, Equity Income, Research, Equity, Aggressive Equity, and Large-Cap Value Variable Accounts) as of December 31, 2002, the related statements of operations for the year then ended (as to the Equity Income and Research Variable Accounts, for the period from commencement of operations through December 31, 2002), and the statements of changes in net assets and financial highlights for each of the two years in the period then ended (as to the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, and Global Growth Variable Accounts, for the year ended December 31, 2002, and for the period from commencement of operations through December 31, 2001, and as to the Equity Income and Research Variable Accounts, for the period from commencement of operations through December 31, 2002). These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements and financial highlights presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Variable Annuity Separate Account as of December 31, 2002, the results of their operations, the changes in their net assets, and the related financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California

February 14, 2003

J-1

Annual Reports

as of December 31, 2002

•	Pacific Select Fund

•	Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company

Accountants

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626

Counsel

Dechert

1775 Eye Street, N.W.

Washington, D.C. 20006-2401

Pacific Life Insurance Company

P.O. Box 7187

Pasadena, California 91109-7187

ADDRESS SERVICE REQUESTED

Form No. 302-3A